Segment information - Information by operating segments (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment information
Total Revenues from contracts with external customers	€ 24,624	€ 21,389
Adjusted EBITDA	(15,532)	(16,087)
Additions to property, plant and equipment and right-of-use assets	1,873	838
Additions to intangible assets	2,143	151
Other segment information
Depreciation and amortization	3,801	4,512
Research and development expenses	6,851	9,071
Operating segment | Pharmaceutical
Segment information
Total Revenues from contracts with external customers	8,286	6,888
Adjusted EBITDA	1,565	2,571
Additions to property, plant and equipment and right-of-use assets	12	12
Additions to intangible assets	87	99
Other segment information
Depreciation and amortization	213	251
Operating segment | Diagnostics
Segment information
Total Revenues from contracts with external customers	16,338	14,501
Adjusted EBITDA	1,306	2,719
Additions to property, plant and equipment and right-of-use assets	9	713
Other segment information
Depreciation and amortization	763	953
Research and development expenses	3
Corporate
Segment information
Adjusted EBITDA	(18,403)	(21,377)
Additions to property, plant and equipment and right-of-use assets	1,852	113
Additions to intangible assets	2,056	52
Other segment information
Depreciation and amortization	2,825	3,308
Research and development expenses	€ 6,848	€ 9,071